Rule 24f-2 Notice

Columbia Funds Variable Insurance Trust

File #33-14954

1.	Columbia Funds Variable Insurance Trust 225 Franklin Street Boston, MA 02110
2.

Name of each series or class of funds for which this notice is filed:

Columbia Variable Portfolio–Multi-Strategy Alternatives Fund, Classes 1 & 2

Columbia Variable Portfolio–Small Cap Value Fund, Classes 1 & 2

Columbia Variable Portfolio–Strategic Income Fund, Classes 1 & 2

Columbia Variable Portfolio–Select Large Cap Growth Fund, Classes 1 & 2

Columbia Variable Portfolio–Asset Allocation Fund, Classes 1

Columbia Variable Portfolio–Core Bond, Classes 1 & 2

Columbia Variable Portfolio–Small Company Growth Fund, Classes 1 & 2

Columbia Variable Portfolio–Contrarian Core Fund, Classes 1 & 2

Columbia Variable Portfolio–Managed Volatility Conservative Fund, Class 2

Columbia Variable Portfolio–Managed Volatility Conservative Growth Fund, Class 2

Columbia Variable Portfolio–Managed Volatility Growth Fund, Class 2

Variable Portfolio–AQR Managed Futures Strategy Fund, Classes 1 & 2

Variable Portfolio–Pyford International Equity Fund, Classes 1 & 2

Variable Portfolio–Goldman Sachs Commodity Strategy Fund, Classes 1 & 2

3.	Investment Company Act File # 811-05199
Securities Act File Number # 33-14954
4.	Last day of fiscal year for which this notice is filed: 12/31/13

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$ 0.00

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 0.00

	(iii)	Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$ 0.00

	(iv)	Total available redemption credits:		$ 0.00

	(v)	Net sales:		$ 0.00

	(vi)	Redemption credits available for use in future years:	$ 0.00

	(vii)	Multiplier for determining registration fee:		0.00012880

	(viii)	Registration fee due:		$ 0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due—if this form is being filed more than 90 days after the end of the issuer’s fiscal year:
0

8.	Total of the amount of the registration fee due plus any interest due:
$ 0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Payment: NO PAYMENT DUE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By	Martha A. Skinner
Director–Financial Reporting–Fund Administration

March 21, 2014